Financial instruments (Details Textual) ₨ in Thousands	12 Months Ended
	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2017 USD ($)
Disclosure of detailed information about financial instruments [line items]
Nominal Amounts Of Hedging Instrument | $		$ 5,272		$ 7,381
Bottom of range [member] | Fixed interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate	6.30%	6.30%
Bottom of range [member] | Floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate basis	3.5	3.5
Top of range [member] | Fixed interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate	6.50%	6.50%
Top of range [member] | Floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate basis	4.5	4.5
Forward contract [member]
Disclosure of detailed information about financial instruments [line items]
Net Gain (loss)	₨ 7,479		₨ 14,338
Interest rate swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Net Gain (loss)	1,560		7,073
Currency swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Net Gain (loss)	₨ 7,987		₨ 27,690